Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Property, plant and equipment-net	$ 3,798,612	$ 2,837,609
Investment property-net	7,364,527	8,274,195
Prepayments and premiums under operating leases	2,324,695	2,339,406
Land use rights	380,091	604,970
Deferred tax assets		16,960,839
Non-current assets	13,867,925	31,017,019
Current assets
Inventories	1,163,896	1,854,998
Trade receivables	7,736,851	11,352,617
Other receivables and prepayments	2,328,122	1,549,001
Prepayments and premiums under operating leases	82,714	80,494
Cash and cash equivalents	12,914,914	16,621,290
Current assets	24,226,497	31,458,400
Total assets	38,094,422	62,475,419
Current liabilities
Short term bank loans	1,180,656	1,148,959
Trade and other payables	5,355,123	5,356,542
Due to related parties	467,568	1,132,811
Contract liabilities	218,733	257,529
Income tax payable		47,916
Current liabilities	7,222,082	7,943,757
Total liabilities	7,222,082	7,943,757
Equity
Share capital	590	341
Series A equity interest with preferential rights	1,240,000
Series C equity interest with preferential rights	1,500,000
Series D equity interest with preferential rights	3,120,000
Share premium	24,719,794	11,312,643
Revaluation reserve	184,272	184,272
Statutory surplus reserve	6,084,836	6,084,836
Retained profits / accumulated deficit	(3,959,086)	40,406,391
Foreign currency translation reserve	(2,018,065)	(3,456,821)
Total equity	30,872,341	54,531,662
Total liabilities and equity	$ 38,094,423	$ 62,475,419